Document and Entity Information	Dec. 13, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 13, 2021
Entity Registrant Name	GORES HOLDINGS VIII, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40105
Entity Tax Identification Number	85-3010982
Entity Address, Address Line One	6260 Lookout Road
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	303
Local Phone Number	531-3100
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001841080
Class A Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	GIIX
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	GIIXW
Security Exchange Name	NASDAQ
Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units
Trading Symbol	GIIXU
Security Exchange Name	NASDAQ